Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Cash and cash equivalents	$ 69,862	$ 657,946	$ 225,277
Accounts receivable, net of allowances		426,818	690,575
Prepaid expenses		162,565	165,736
Software development costs	98,847
Deferred finance costs, net of accumulated amortization		1,877	0
Other current assets		11,627	38,897
Total current assets	1,536,640	1,260,833	1,120,485
Property and equipment, net		113,757	152,434
Intangible assets, net of accumulated amortization		18,000	108,091
Security deposits		9,048	21,038
Total assets	1,649,414	1,401,638	1,402,048
Current liabilities
Accounts payable		1,163,307	1,080,015
Accrued expenses		187,868	224,438
Deferred rent		0	10,830
Unearned revenue		1,140,140	1,132,794
Compound embedded derivative	0	11,817	0
Notes payable carried at fair value	1,163,555
Current portion of capital lease obligations		17,638	25,070
Current portion of notes payable		75,000	0
Total current liabilities	4,351,655	2,595,770	2,473,147
Capital lease obligations, less current portion		10,212	27,850
Notes payable, less current portion		106,355	0
Warrant liability		2,750	752,486
Total liabilities	4,354,185	2,715,087	3,253,483
Stockholders’ deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized; 7,275,981 and 6,186,997 issued and outstanding		619	97
Additional paid-in capital		21,489,354	16,279,252
Accumulated deficit	(24,580,722)	(22,803,422)	(18,130,784)
Total stockholders’ deficit	(2,704,771)	(1,313,449)	(1,851,435)
Total liabilities and stockholders’ deficit	1,649,414	1,401,638	1,402,048
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit:
Series A convertible preferred stock; $.0001 par value; 240 shares authorized; 5 shares issued and outstanding		$ 0	$ 0